Redemption Payable To General Partner	12 Months Ended
Dec. 31, 2013
Redemption Payable To General Partner [Abstract]
Redemption Payable To General Partner

8.    redemption payable to general partner

At December 31, 2013 and 2012, capital withdrawals payable of $748 and $3,968, respectively, was related to profit share allocated to the General Partner at each year-end and subsequently paid.